Offerings - Offering: 1	Apr. 29, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share ("Class A Common Stock")
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2(A)(iii)(c). (2) In accordance with Rule 456(b) and Rule 457(r), the registrant is deferring payment of all of the registration fees and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.